Note 44 - Administration Costs (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Employee Benefits Expense
Personnel Expenses Breakdown
Personnel Expenses (Millions of euros)
	Notes	2017	2016	2015
Wages and salaries		5,163	5,267	4,868
Social security costs		761	784	733
Defined contribution plan expense	25	87	87	84
Defined benefit plan expense	25	62	67	57
Other personnel expenses		497	516	531
Total		6,571	6,722	6,273

Average Number Of Employees By Geographical Area
Average Number of Employees by Geographical Areas
	2017	2016	2015
Spanish banks
Management Team	1,026	1,044	1,026
Other line personnel	22,180	23,211	22,702
Clerical staff	3,060	3,730	4,033
Branches abroad	603	718	747
Subtotal	26,869	28,703	28,508
Companies abroad
Mexico	30,664	30,378	29,711
United States	9,532	9,710	9,969
Turkey	23,154	23,900	11,814
Venezuela	4,379	5,097	5,183
Argentina	6,173	6,041	5,681
Colombia	5,374	5,714	5,628
Peru	5,571	5,455	5,357
Other	5,501	5,037	4,676
Subtotal	90,348	91,332	78,019
Pension fund managers	362	335	332
Other non-banking companies	14,925	16,307	17,337
Total	132,504	136,677	124,196
Of Which:
Men	60,730	62,738	57,841
Women	71,774	73,939	66,355
Of Which:
BBVA, S.A.	26,869	25,979	25,475

Number Of Emplyees At The Period End Professional Category And Gender
Number of Employees at the period end. Professional Category and Gender
	2017		2016		2015
	Male	Female	Male	Female	Male	Female
Management Team	1,244	342	1,331	350	1,493	365
Other line personnel	38,670	39,191	38,514	39,213	38,204	38,868
Clerical staff	20,639	31,770	22,066	33,318	23,854	35,184
Total	60,553	71,303	61,911	72,881	63,551	74,417

Other Administrative Expenses
Other Administrative Expenses (Millions of euros)
	2017	2016	2015
Technology and systems	692	673	625
Communications	269	294	281
Advertising	352	398	387
Property, fixtures and materials	1,033	1,080	1,030
Of which: Rent expenses (*)	581	616	591
Taxes other than income tax	456	433	466
Other expenses	1,738	1,766	1,775
Total	4,541	4,644	4,563

(*) The consolidated companies do not expect to terminate the lease contracts early.